Other Current Liabilities	12 Months Ended
Dec. 31, 2020
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
OTHER CURRENT LIABILITIES
7.	OTHER CURRENT LIABILITIES

	December 31, 2020	December 31, 2019
Other payable	$-	$128,301
Accrued interest expenses	-	163
Accrued payroll and benefit	993,985	29,466
Other tax payable	2,181,938	35,169
Others	21,224	7,503
	$3,197,147	$200,602